ALLOWANCES FOR DOUBTFUL RECEIVABLES	6 Months Ended
Jun. 30, 2013
ALLOWANCES FOR DOUBTFUL RECEIVABLES
ALLOWANCES FOR DOUBTFUL RECEIVABLES

3. ALLOWANCES FOR DOUBTFUL RECEIVABLES

Allowances for doubtful receivables are comprised of allowances for accounts receivable and allowances for other receivables. The Company establishes an allowance for doubtful accounts primarily based on factors surrounding the credit risk of specific customers.

Analysis of allowances for accounts receivable is as follows:

	At December 31, 2012	At June 30, 2013
Beginning of the year	$1,090	$1,822
Allowances made during the year/period	852	2,734
Write off	(143)	—
Foreign exchange effect	23	(145)
Closing balance	$1,822	$4,411

Analysis of allowances for other receivables is as follows:

	At December 31, 2012	At June 30, 2013
Beginning of the year	$8,739	$8, 696
Allowances made during the year/period	4	203
Write off	(48)	—
Foreign exchange effect	1	2
Closing balance	$8,696	$8,901

Analysis of allowances for advances for purchases of property, plant and equipment is as follows:

	At December 31, 2012	At June 30, 2013
Beginning of the year	$1,268	$1,276
Reversal made during the year/period	(5)	(7)
Foreign exchange effect	13	19
Closing balance	$1,276	$1,288

Analysis of allowances for advances to suppliers is as follows:

	At December 31, 2012	At June 30, 2013
Beginning of the year	$4,406	$4,425
Allowances(reversal) made during the year/period	2	(18)
Foreign exchange effect	17	26
Closing balance	$4,425	$4,433